Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,144	$ 2,097
Less: Accumulated depreciation and amortization	(1,119)	(665)
Property and equipment, net	1,025	1,432
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	705	706
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,090	1,090
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	189	141
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 160	$ 160